Stockholders' Equity (Deficiency) (Tables)	12 Months Ended
Jun. 30, 2018
Stock Options [Member]
Class of Stock [Line Items]
Schedule of outstanding under the legacy plan
	Number of stock options outstanding	Weighted average exercise price
Balance – June 30, 2016	85,625	37.77
Granted	26,460	48.22

Balance – June 30, 2017	112,085	41.81
Granted	152,698	11.35
Forfeited	(2,100)	21.10

Balance – June 30, 2018	262,683	24.27

Summary of stock options currently outstanding and exercisable
Exercise price $	Number Outstanding at June 30, 2018	Weighted average remaining contractual life (years)	Number exercisable at June 30, 2018
7.00	5,451	9.98	—
8.70	12,000	9.34	7,000
9.80	83,647	9.89	—
10.60	3,600	9.79	—
11.70	30,000	4.66	12,500
15.50	2,500	3.92	2,500
20.00	13,125	3.27	13,125
21.10	15,900	8.26	6,300
29.60	4,500	6.60	4,500
32.00	3,000	0.92	3,000
37.60	4,500	7.61	3,499
40.00	1,250	1.25	1,250
41.00	4,000	8.36	2,111
42.00	41,250	4.56	41,250
44.80	3,000	7.61	2,250
49.50	22,460	6.07	15,182
53.20	8,000	7.85	5,556
61.60	1,500	4.75	1,500
92.00	3,000	4.92	3,000
	262,683		124,523

Schedule of valuation assumptions using a Black-Scholes pricing model
	June 30, 2018	June 30, 2017
Dividend rate	0%	0%
Volatility	72.4 to 87.1%	77.5% to 88.7%
Risk-free rate	1.49% to 2.86%	1.00% to 1.74%
Term – years	0.6 to 3.03	3.0

Schedule of stock-based compensation expense
	Years ended June 30,
	2018 $	2017 $
Research and development	140,870	77,706
General and administrative	355,055	47,041

	495,925	124,747

Summary of unvested stock options
	Number of options	Weighted average exercise price $	Weighted average grant date fair value $
Unvested at June 30, 2016	14,102	31.71	17.25
Granted	26,460	48.22	26.11
Vested	(8,759)	46.81	24.83

Unvested at June 30, 2017	31,803	48.09	25.74
Granted	152,698	11.35	6.01
Vested	(44,241)	27.81	15.02
Forfeited	(2,100)	21.10	11.32

Unvested at June 30, 2018	138,160	14.39	7.63

Schedule of warrants
	Number of warrants	Amount $
Balance – June 30, 2016	152,171	1,658,382

Issuance of 2017 Investor Warrants(i)	207,693	2,526,336
Issuance of 2017 Agent Warrants(i)	13,846	424,401
Exercise of Valent Warrants(ii)	(12,500)	(89,432)
Exercise of 2015 Investor Warrants(iii)	(4,875)	(30,715)
Warrants issued for services(iv)	4,140	81,602

Balance – June 30, 2017	360,475	4,570,574

Issuance of 2018 Investor and 2018 Agent Warrants(v)	840,000	3,572,843
Exercise of 2018 Investor Warrants(v)	(25,000)	(106,335)
Warrants issued for services(iv)	42,000	192,400

Balance – June 30, 2018	1,217,475	8,229,482

__________

i)        As part of the financing completed by the Company on April 12, 2017, the Company issued the 2017 Investor Warrants and the 2017 Agent Warrants. The 2017 Investor Warrants are exercisable at $35.00 until April 19, 2022 and the 2017 Agent Warrants are exercisable at $40.60 until April 12, 2022.

ii)       The Valent warrants were exercised at $15.40 (CA$20.00) for proceeds of $192,075.

iii)      The 2015 Investor Warrants are exercisable at a price of $30.00. The warrants expire on July 31, 2020. During the year ended June 30, 2018, nil (2017 – 4,875) warrants were exercised for proceeds of $0 (2017 – $146,250).

iv)      Warrants issued for services are exercisable at various prices and expire at the various dates noted in the table below.

v)       As part of the financing completed by the Company on September 22, 2017, the Company issued the 2018 Investor Warrants and the 2018 Agent Warrants. The 2018 Investor Warrants are exercisable at $12.50 until September 22, 2022 and the 2018 Agent Warrants are exercisable at $12.50 until September 20, 2022.

Summary of changes in outstanding warrants
Description	Number
Balance – June 30, 2017	662,891

Issuance of 2018 Investor Warrants	800,000
Exercise of 2018 Investor Warrants	(25,000)
Issuance of 2018 Agent Warrants	40,000
Warrants issued for services	42,000
Expiry of dividend warrants	(81,250)
Expiry of 2013 Investor Warrants	(10,513)

Balance – June 30, 2018	1,428,128

Summary of outstanding warrants

Description	Number	Exercise price $	Expiry date
2018 Investor	775,000	12.50	September 22, 2022
2017 Investor	207,693	35.00	April 19, 2022
2015 Investor	97,900	30.00	July 31, 2020
2013 Investor – Amended	77,850	31.40	March 31, 2019
2013 Placement Agent	126,250	31.40	June 30, 2019
Issued for services	26,500	30.00	July 31, 2020 to February 1, 2021
Issued for services	6,000	17.80	January 25, 2023
Issued for services	36,000	11.70	February 27, 2023
Issued for services	4,375	70.40	September 12, 2018
Issued for services	4,140	59.30	February 27, 2020
2018 Agent	40,000	12.50	September 20, 2022
2017 Agent	13,846	40.60	April 12, 2022
2016 Agent	10,397	40.00	May 12, 2021 to June 8, 2021
2015 Agent	2,177	30.00	July 15, 2020
	1,428,128	20.80

Performance stock units [Member]
Class of Stock [Line Items]
Schedule of outstanding under the legacy plan
Number of PSUs outstanding
Balance – June 30, 2016 and 2017	—
Granted	140,000
Forfeited	(20,000)

Balance – June 30, 2018	120,000

Schedule of valuation assumptions using a Black-Scholes pricing model
June 30, 2018
Dividend rate	0%
Volatility	79.0 to 82.5%
Risk-free rate	2.56% to 2.71%
Term – years	1.67 to 3.24